Income Taxes - Schedule of Provision for Income Taxes (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Provision for Income Taxes [Line Items]
Deferred tax assets
Singapore [Member]
Schedule of Provision for Income Taxes [Line Items]
Deferred tax assets gross	1,433,507	1,114,789	734,651	924,114
Valuation allowance	(1,433,507)	(1,114,789)	(734,651)	(924,114)
Malaysia [Member]
Schedule of Provision for Income Taxes [Line Items]
Deferred tax assets gross	10,271	7,987	6,936	13,644
Valuation allowance	(10,271)	(7,987)	(6,936)	(13,644)
Philippines [Member]
Schedule of Provision for Income Taxes [Line Items]
Deferred tax assets gross	48,299	37,560
Valuation allowance	$ (48,299)	$ (37,560)